UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660
Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	12/31/2025
Date of reporting period:	6/30/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

Prudential’s Gibraltar Fund, Inc.
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30,
2025
This
semiannual shareholder report
contains important information about Prudential’s Gibraltar Fund, Inc. (the “Fund”) for the period of January 1,
2025 to June 30, 2025.
You can find additional information about the Fund at
www.prudential.com/variableinsuranceportfolios
.
You can also request this information
by contacting us at (800) 346-3778.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Prudential’s Gibraltar Fund, Inc.	$33	0.64%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2025?

Fund’s net assets	$ 165,424,940
Number of fund holdings	45
Portfolio turnover rate for the period	12%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Software	15.0%
Semiconductors & Semiconductor Equipment	13.5%
Interactive Media & Services	10.5%
Broadline Retail	9.0%
Financial Services	8.8%
Consumer Staples Distribution & Retail	7.5%
Pharmaceuticals	5.7%
Technology Hardware, Storage & Peripherals	4.3%
Affiliated Mutual Fund - Short-Term Investment (1.5% represents investments purchased with collateral from securities on loan)	4.0%
Entertainment	3.2%
Health Care Equipment & Supplies	3.0%
Hotels, Restaurants & Leisure	2.5%
Automobiles	2.5%
Industry Classification	% of Net Assets
Ground Transportation	2.3%
Capital Markets	1.9%
Biotechnology	1.7%
IT Services	1.5%
Electric Utilities	1.2%
Insurance	1.1%
Electronic Equipment, Instruments & Components	1.0%
Textiles, Apparel & Luxury Goods	0.7%
Aerospace & Defense	0.6%
101.5%
Liabilities in excess of other assets	(1.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Fund’s prospectus, financial information,
fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

GIB_SAR

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

Prudential’s Gibraltar Fund, Inc.

FINANCIAL STATEMENTS AND OTHER INFORMATION

June 30, 2025

Table of Contents	Financial Statements and Other Information	June 30, 2025

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

Section B	Notes to Financial Statements

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

PRUDENTIAL’S GIBRALTAR FUND, INC.
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS
Aerospace & Defense — 0.6%
Boeing Co. (The)*	4,985	$1,044,507

Automobiles — 2.5%
Tesla, Inc.*	13,077	4,154,040

Biotechnology — 1.7%
Vertex Pharmaceuticals, Inc.*	6,275	2,793,630

Broadline Retail — 9.0%
Amazon.com, Inc.*	58,788	12,897,498
MercadoLibre, Inc. (Brazil)*	746	1,949,768

		14,847,266

Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The)	1,442	1,020,576
Moody’s Corp.	4,182	2,097,649

		3,118,225

Consumer Staples Distribution & Retail — 7.5%
Costco Wholesale Corp.	8,733	8,645,146
Walmart, Inc.	38,671	3,781,251

		12,426,397

Electric Utilities — 1.2%
Constellation Energy Corp.	6,088	1,964,963

Electronic Equipment, Instruments & Components — 1.0%
Keysight Technologies, Inc.*	10,021	1,642,041

Entertainment — 3.2%
Spotify Technology SA*	3,244	2,489,251
Walt Disney Co. (The)	23,098	2,864,383

		5,353,634

Financial Services — 8.8%
Mastercard, Inc. (Class A Stock)	12,911	7,255,207
Visa, Inc. (Class A Stock)	20,577	7,305,864

		14,561,071

Ground Transportation — 2.3%
Uber Technologies, Inc.*	40,971	3,822,594

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	7,127	969,343
Dexcom, Inc.*	3,976	347,065
Intuitive Surgical, Inc.*	6,599	3,585,963

		4,902,371

Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc. (Class A Stock)*	12,416	1,643,134
Cava Group, Inc.*	17,929	1,510,160
Starbucks Corp.	11,226	1,028,638

		4,181,932

Insurance — 1.1%
Progressive Corp. (The)	7,082	1,889,903

Interactive Media & Services — 10.5%
Alphabet, Inc. (Class A Stock)	17,380	3,062,877
Alphabet, Inc. (Class C Stock)	17,389	3,084,635

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Meta Platforms, Inc. (Class A Stock)	15,195	$11,215,278

		17,362,790

IT Services — 1.5%
Snowflake, Inc. (Class A Stock)*	10,942	2,448,491

Pharmaceuticals — 5.7%
AstraZeneca PLC (United Kingdom), ADR	25,666	1,793,540
Eli Lilly & Co.	5,213	4,063,690
Novo Nordisk A/S (Denmark), ADR(a)	35,989	2,483,961
UCB SA (Belgium), ADR	10,870	1,073,412

		9,414,603

Semiconductors & Semiconductor Equipment — 13.5%
Broadcom, Inc.	24,569	6,772,445
Lam Research Corp.	10,985	1,069,280
NVIDIA Corp.	79,107	12,498,115
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	8,534	1,932,865

		22,272,705

Software — 15.0%
AppLovin Corp. (Class A Stock)*	2,599	909,858
Cadence Design Systems, Inc.*	11,546	3,557,900
Datadog, Inc. (Class A Stock)*	3,808	511,529
Microsoft Corp.	28,152	14,003,086
Salesforce, Inc.	8,934	2,436,213
ServiceNow, Inc.*	3,303	3,395,748

		24,814,334

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	34,967	7,174,179

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc. (Class B Stock)	16,408	1,165,624

TOTAL LONG-TERM INVESTMENTS (cost $59,521,804)		161,355,300

SHORT-TERM INVESTMENTS — 4.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wb)	4,102,006	4,102,006
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $2,455,839; includes $2,446,610 of cash collateral for securities on loan)(b)(wb)	2,458,014	2,456,294

TOTAL SHORT-TERM INVESTMENTS (cost $6,557,845)		6,558,300

TOTAL INVESTMENTS—101.5% (cost $66,079,649)		167,913,600
Liabilities in excess of other assets — (1.5)%		(2,488,660)

NET ASSETS — 100.0%		$165,424,940

SEE NOTES TO FINANCIAL STATEMENTS.

A1

PRUDENTIAL’S GIBRALTAR FUND, INC. (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Below is a list of the abbreviation(s) used in the semiannual report:

ADR — American Depositary Receipt

SOFR — Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,415,700; cash collateral of $2,446,610 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$1,044,507	$—	$—
Automobiles	4,154,040	—	—
Biotechnology	2,793,630	—	—
Broadline Retail	14,847,266	—	—
Capital Markets	3,118,225	—	—
Consumer Staples Distribution & Retail	12,426,397	—	—
Electric Utilities	1,964,963	—	—
Electronic Equipment, Instruments & Components	1,642,041	—	—
Entertainment	5,353,634	—	—
Financial Services	14,561,071	—	—
Ground Transportation	3,822,594	—	—
Health Care Equipment & Supplies	4,902,371	—	—
Hotels, Restaurants & Leisure	4,181,932	—	—
Insurance	1,889,903	—	—
Interactive Media & Services	17,362,790	—	—
IT Services	2,448,491	—	—
Pharmaceuticals	9,414,603	—	—
Semiconductors & Semiconductor Equipment	22,272,705	—	—
Software	24,814,334	—	—
Technology Hardware, Storage & Peripherals	7,174,179	—	—
Textiles, Apparel & Luxury Goods	1,165,624	—	—
Short-Term Investments
Affiliated Mutual Funds	6,558,300	—	—

Total	$167,913,600	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A2

PRUDENTIAL’S GIBRALTAR FUND, INC. (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Software	15.0%
Semiconductors & Semiconductor Equipment	13.5
Interactive Media & Services	10.5
Broadline Retail	9.0
Financial Services	8.8
Consumer Staples Distribution & Retail	7.5
Pharmaceuticals	5.7
Technology Hardware, Storage & Peripherals	4.3
Affiliated Mutual Funds (1.5% represents investments purchased with collateral from securities on loan)	4.0
Entertainment	3.2
Health Care Equipment & Supplies	3.0
Hotels, Restaurants & Leisure	2.5
Automobiles	2.5

Ground Transportation	2.3%
Capital Markets	1.9
Biotechnology	1.7
IT Services	1.5
Electric Utilities	1.2
Insurance	1.1
Electronic Equipment, Instruments & Components	1.0
Textiles, Apparel & Luxury Goods	0.7
Aerospace & Defense	0.6

101.5
Liabilities in excess of other assets	(1.5)

100.0%

 Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$2,415,700	$(2,415,700)	$—

(1)  Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

PRUDENTIAL’S GIBRALTAR FUND, INC. (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $2,415,700:
Unaffiliated investments (cost $59,521,804)	$161,355,300
Affiliated investments (cost $6,557,845)	6,558,300
Dividends receivable	30,768
Tax reclaim receivable	25,282
Prepaid expenses and other assets	490

Total Assets	167,970,140

LIABILITIES
Payable to broker for collateral for securities on loan	2,446,610
Management fee payable	73,436
Accrued expenses and other liabilities	24,952
Directors’ fees payable.	202

Total Liabilities	2,545,200

NET ASSETS	$165,424,940

Net assets were comprised of:
Shares of beneficial interest, at par	$77,474
Paid-in capital in excess of par	41,057,715
Total distributable earnings (loss)	124,289,751

Net assets, June 30, 2025.	$165,424,940

Net asset value and redemption price per share, $165,424,940 / 7,747,441 outstanding shares of common stock	$21.35

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $10,682 foreign withholding tax)	$458,177
Affiliated dividend income	97,657
Income from securities lending, net (including affiliated income of $1,622)	2,660

Total income	558,494

EXPENSES
Management fee	435,960
Custodian and accounting fees	20,561
Professional fees	18,670
Audit fee	15,785
Directors’ fees	5,132
Miscellaneous	12,657

Total expenses	508,765

NET INVESTMENT INCOME (LOSS)	49,729

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(109))	16,153,192
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $455)	(6,208,412)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	9,944,780

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,994,509

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ 49,729	$ (9,460)
Net realized gain (loss) on investment transactions	16,153,192	30,849,915
Net change in unrealized appreciation (depreciation) on investments	(6,208,412)	2,168,622

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,994,509	33,009,077

DIVIDENDS AND DISTRIBUTIONS
Distributions from distributable earnings	—	(32,327,302)

CAPITAL STOCK TRANSACTIONS
Capital stock issued in reinvestment of dividends (0 and 1,542,333 shares, respectively)	—	32,327,302
Capital stock purchased [562,236 and 1,093,721 shares, respectively]	(10,921,439)	(25,546,209)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS	(10,921,439)	6,781,093

TOTAL INCREASE (DECREASE)	(926,930)	7,462,868
NET ASSETS:
Beginning of period	166,351,870	158,889,002

End of period	$165,424,940	$166,351,870

SEE NOTES TO FINANCIAL STATEMENTS.

A4

PRUDENTIAL’S GIBRALTAR FUND, INC. (CONTINUED)

	Six Months Ended June 30, 2025		Year Ended December 31,
			2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$20.02		$20.21		$14.36	$24.44	$25.61	$19.90

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		(—	)(b)	0.02	(0.01)	(0.07)	0.02
Net realized and unrealized gain (loss) on investment transactions	1.32		4.56		6.96	(8.64)	3.91	8.30

Total from investment operations	1.33		4.56		6.98	(8.65)	3.84	8.32

Less Dividends and Distributions:
Dividends from net investment income	—		(0.03)		—	—	—	(0.03)
Tax return of capital distributions	—		—		—	(0.01)	—	—
Distributions from net realized gains on investments	—		(4.72)		(1.13)	(1.42)	(5.01)	(2.58)

Total dividends and distributions	—		(4.75)		(1.13)	(1.43)	(5.01)	(2.61)

Net Asset Value, end of period	$21.35		$20.02		$20.21	$14.36	$24.44	$25.61

Total Return(c)	6.64%		21.49%		48.88%	(35.82)%	15.26%	42.73%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 165		$ 166		$ 159	$ 126	$ 230	$ 226
Average net assets (in millions)	$ 160		$ 167		$ 144	$ 161	$ 232	$ 195
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.64	%(e)	0.64%		0.66%	0.62%	0.61%	0.62%
Expenses before waivers and/or expense reimbursement	0.64	%(e)	0.64%		0.66%	0.62%	0.61%	0.62%
Net investment income (loss)	0.06	%(e)	(0.01)%		0.11%	(0.07)%	(0.27)%	0.09%
Portfolio turnover rate(f)	12%		19%		19%	15%	18%	22%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

NOTES TO FINANCIAL STATEMENTS

(unaudited)

1. Organization

Prudential’s Gibraltar Fund, Inc. (the “Fund”) was originally incorporated in the State of Delaware on March 14, 1968 and was reincorporated in the State of Maryland effective May 1, 1997. It is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (“1940 Act”) and is a diversified fund for purposes of the 1940 Act. The Fund was organized by The Prudential Insurance Company of America (“PICA”) to serve as the investment medium for the variable contract accounts of The Prudential Financial Security Program. The Fund does not sell its shares to the public.

The investment objective of the Fund is growth of capital to the extent compatible with a concern for preservation of principal. Current income, if any, is incidental.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement ofAdditional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Fund’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent

B1

these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

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Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Semi-Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

* Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Fund has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of the subadviser.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.55% of average daily net assets of the Fund. All amounts paid or payable by the Fund to the Manager, under the agreement, are reflected in the Statement of Operations.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the shares of the Fund. No distribution or service fees are paid to PIMS as distributor of shares of the Fund.

The Fund has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2025, brokerage commissions recaptured under these agreements was $611.

PGIM Investments, PICA, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”). The Core Fund and the Money Market Fund are each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2025, no Rule 17a-7 transactions were entered into by the Fund.

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5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2025, were as follows:

Cost of Purchases	Proceeds from Sales
$18,373,284	$28,003,487

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2025, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments—Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wb)
$5,378,956	$17,301,591	$18,578,541	$ —	$ —	$4,102,006	4,102,006	$97,657		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)
—	11,869,863	9,413,915	455	(109)	2,456,294	2,458,014	1,622	(1)	—
$5,378,956	$29,171,454	$27,992,456	$455	$(109)	$6,558,300		$99,279		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of June 30, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$66,081,764	$102,512,422	$(680,586)	$101,831,836

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2024 are subject to such review.

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

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Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended June 30, 2025.

8. Capital and Ownership

Pursuant to the Fund’s Articles of Incorporation, the Fund is authorized to issue 75,000,000 shares, with a par value of $0.01 per share, and an aggregate par value of $750,000.

As of June 30, 2025, all shares of record of the Fund were owned by PICA on behalf of the owners of the three variable insurance products: Prudential’s Investment Plan Account, Prudential’s Annuity Plan Account and Prudential’s Annuity Plan Account-2.

9. Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Fund could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Fund. In addition, due to decreases in liquidity, the Fund may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Fund (ETF) Risk: Exchange-Traded Funds (ETF) Risk. An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Fund may be higher than the expenses shown in the “Annual Fund Operating Expenses” table above for a variety of reasons, including, for example, if the Fund’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Fund may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Fund’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value. In recent years, the US government began implementing increases to the federal funds interest rate and there may be further rate increases. To the extent rates increase substantially and/or rapidly, a fund with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Fund’s investments in fixed income securities.

Inflation and Deflation Risk: The Fund may be subject to inflation and deflation risk. Inflation risk is the risk that the value of assets or income from its investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s holdings could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s holdings. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors. Fiscal, economic, monetary or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.

Investment Style Risk: Securities held by the Fund as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and

B5

economic conditions and investor sentiment. At times when the investment style is out of favor, the Fund may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Investments in securities of certain issuers with the largest market capitalizations can result in greater investment exposure to a limited number of issuers and sectors, primarily the technology sector, which can result in greater losses in the event of a market downturn or deteriorating fundamentals in those issuers or sectors.

Liquidity and Valuation Risk: The Fund may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Fund may be unable to sell those portfolio holdings at the desired time or price and may have difficulty determining the value of such securities for the purpose of determining the Fund’s net asset value. In such cases, investments owned by the Fund may be valued at fair value pursuant to policies and procedures adopted and implemented by the investment manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Fund is subject to a liquidity risk management program, which limits the ability of the Fund to invest in illiquid investments.

Market and Management Risk: Markets in which the Fund invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Fund are subject to human error and may not produce the intended or desired results. While a Portfolio Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. The value of the Fund’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, significant or unexpected failures, near-failures or credit downgrades of key institutions, unexpected changes in the prices of key commodities, government actions, environmental or natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and have a significant adverse impact on the economy. These events can adversely affect the liquidity and volatility of investments held by the Portfolio, and there is no guarantee that the investment objective of the Fund will be achieved. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Mid-Sized Company Risk: The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing and volatility of these securities and on the Fund’s ability to sell the securities.

Regulatory Risk: The Fund is subject to a variety of laws and regulations that govern its operations. The Fund is subject to regulation by the Securities and Exchange Commission (the SEC). Similarly, the businesses and other issuers of the securities and other instruments in which the Fund invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Fund, a security, business, sector, or market.

10. Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –“Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

11. Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of June 30, 2025.

B6

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies- None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Prudential’s Gibraltar Fund, Inc.

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the Board) of Prudential’s Gibraltar Fund, Inc. (the Fund) consists of eight individuals, six of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Directors). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of the Board (the Directors) by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Director.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (PGIM Investments or the Manager) and the Fund’s subadvisory agreement with Jennison Associates LLC (Jennison). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 17-18, 2025 (the Meeting) and approved the renewal of the agreements through July 31, 2026, after concluding that renewal of the agreements was in the best interest of the Fund and its shareholders.

In advance of the Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration of these agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that alone was responsible for the Board’s decision to approve an agreement. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel, such as portfolio managers. The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple portfolios, but its approvals were made on a fund-by-fund or portfolio-by-portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board considered the services provided by PGIM Investments, including but not limited to, the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator of the Fund’s liquidity risk management program and as valuation designee. The Board also considered that PGIM Investments or its affiliates pays the salaries of all of the officers and Directors that are employed by PGIM Investments or its affiliates. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), which is a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management personnel responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates from serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of the subadviser, an affiliate of PGIM Investments, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Fund’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from Jennison, as well as benefits to the reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses / Other Factors

With respect to the Fund, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board compared the historical gross performance of the Fund to the comparable performance of its benchmark index and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Fund (Peer Universe).

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the calendar year 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Fund (the Peer Group). The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and the Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	1st Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its benchmark index over the five- and ten-year periods, and underperformed its benchmark index over the one- and three-year periods.

●	The Board also noted that the Fund outperformed its benchmark index over the fourth quarter of 2024.

●

The Board concluded that, after considering a variety of information, including the factors noted above, it would be in the best interests of the Fund and its shareholders to renew the agreements and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Prudential’s Gibraltar Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth Allen
Kenneth Allen
President and Principal Executive Officer

Date:	August 18, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	August 18, 2025